Fair Value of Financial Assets and Liabilities - Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1]	¥ 1,533,753	¥ 1,189,369
Loans	[2]	666,087	658,535
Term deposits		529,488	545,678
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities, at fair value		1,409,008	1,194,997
Securities at fair value through profit or loss		206,771	161,570
Securities purchased under agreements to resell		12,915	7,947
Cash and cash equivalents		60,440	56,655		¥ 53,339	¥ 50,848
Investment contracts	[2]	(313,594)	(288,212)
Financial liabilities at fair value through profit or loss		(3,416)	(3,732)
Securities sold under agreements to repurchase		(239,446)	(122,249)
Bonds payable		(34,994)	(34,992)
Interest-bearing loans and borrowings		(18,686)	(19,556)
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1]	1,638,271	1,225,540	[3]
Loans	[2]	686,005	667,545	[3]
Term deposits		529,488	545,678	[3]
Statutory deposits - restricted		6,333	6,333	[3]
Available-for-sale securities, at fair value		1,409,008	1,194,997	[3]
Securities at fair value through profit or loss		206,771	161,570	[3]
Securities purchased under agreements to resell		12,915	7,947	[3]
Cash and cash equivalents		60,440	56,655	[3]
Investment contracts	[2]	(299,727)	(276,521)	[3]
Financial liabilities at fair value through profit or loss		(3,416)	(3,732)	[3]
Securities sold under agreements to repurchase		(239,446)	(122,249)	[3]
Bonds payable		(35,898)	(35,602)	[3]
Interest-bearing loans and borrowings		¥ (18,686)	¥ (19,556)	[3]

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[3]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.